UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Research Growth Fund

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 99.8%

Financials - 16.5%

Capital Markets - 8.2%
3i Group PLC (a)	34,121	$432,030
The Blackstone Group LP (a)	115,900	1,777,906
Credit Suisse Group AG (a)	33,942	1,585,158
Janus Capital Group, Inc. (a)	24,300	590,004
Macquarie Group Ltd. (a)	20,391	627,868
Man Group PLC (a)	105,560	645,061
Merrill Lynch & Co., Inc. (a)	16,000	404,800
MF Global Ltd. (a)(b)	22,400	97,216
UBS AG (Swiss Virt-X) (a)(b)	22,967	392,562

		6,552,605

Commercial Banks - 0.7%
Banco Itau Holding Financeira SA (a)	13,475	223,061
Banco Santander Central Hispano SA (a)	24,746	371,048

		594,109

Diversified Financial Services - 5.6%
Citigroup, Inc. (a)	43,000	881,930
CME Group, Inc.-Class A (a)	4,056	1,506,845
Deutsche Boerse AG (a)	4,870	451,027
JP Morgan Chase & Co. (a)	21,000	980,700
NYSE Euronext (a)	17,700	693,486

		4,513,988

Insurance - 1.5%
MBIA, Inc. (a)	40,900	486,710
QBE Insurance Group Ltd. (a)	33,438	721,127

		1,207,837

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. (a)	7,928	368,701

		13,237,240

Information Technology - 15.6%

Communications Equipment - 2.7%
Cisco Systems, Inc. (a)(b)	37,296	841,398
Corning, Inc. (a)	13,000	203,320
F5 Networks, Inc. (a)(b)	5,800	135,604
Juniper Networks, Inc. (a)(b)	19,100	402,437
QUALCOMM, Inc. (a)	14,000	601,580

		2,184,339

Computers & Peripherals - 3.1%
Apple, Inc. (a)(b)	4,200	477,372
EMC Corp. (a)(b)	33,800	404,248
Hewlett-Packard Co. (a)	14,800	684,352
International Business Machines Corp. (a)	7,800	912,288

		2,478,260

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A (a)	6,900	276,966
HON HAI Precision Industry Co. Ltd. (a)	45,750	163,862

		440,828

Internet Software & Services - 0.6%
Google, Inc.-Class A (a)(b)	1,211	485,030

IT Services - 1.3%
Alliance Data Systems Corp. (a)(b)	800	50,704
Cap Gemini SA (a)	5,067	239,369
The Western Union Co.-Class W (a)	29,600	730,232

		1,020,305

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc. (a)	12,900	339,915
Applied Materials, Inc. (a)	25,100	379,763
Broadcom Corp.-Class A (a)(b)	7,050	131,341
Intel Corp. (a)	41,900	784,787
KLA-Tencor Corp. (a)	4,300	136,095
Nvidia Corp. (a)(b)	18,800	201,348
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR) (a)	12,761	119,571
Tokyo Electron Ltd. (a)	3,600	162,904

		2,255,724

Software - 4.5%
Activision Blizzard, Inc. (a)(b)	49,000	756,070
Adobe Systems, Inc. (a)(b)	10,708	422,645
Microsoft Corp. (a)	28,700	766,003
Nintendo Co. Ltd. (a)	700	296,922
Red Hat, Inc. (a)(b)	16,800	253,176
Salesforce.com, Inc. (a)(b)	7,700	372,680
SAP AG (a)	8,436	448,933
Symantec Corp. (a)(b)	14,500	283,910

		3,600,339

		12,464,825

Energy - 12.5%

Energy Equipment & Services - 4.1%
Baker Hughes, Inc. (a)	12,354	747,911
Cameron International Corp. (a)(b)	25,700	990,478
Schlumberger Ltd. (a)	14,500	1,132,305
Technip SA (a)	7,644	429,524

		3,300,218

Oil, Gas & Consumable Fuels - 8.4%
Addax Petroleum Corp. (a)	9,933	269,640
Apache Corp. (a)	6,300	656,964
BG Group PLC (a)	30,348	550,390
EOG Resources, Inc. (a)	8,700	778,302
Noble Energy, Inc. (a)	7,220	401,360
Petroleo Brasileiro SA (Sponsored) (ADR) (a)	22,900	856,918
Sasol Ltd. (a)	17,954	766,290
StatoilHydro ASA (a)	37,923	901,177
Suncor Energy, Inc. (a)	14,700	619,458
XTO Energy, Inc. (a)	19,000	883,880

		6,684,379

		9,984,597

Health Care - 12.4%

Biotechnology - 3.9%
Celgene Corp. (a)(b)	9,400	594,832
CSL Ltd./Australia (a)	16,756	507,622
Genentech, Inc. (a)(b)	10,110	896,555
Gilead Sciences, Inc. (a)(b)	24,300	1,107,594

		3,106,603

Health Care Equipment & Supplies - 4.4%
Alcon, Inc. (a)	7,550	1,219,400
Baxter International, Inc. (a)	20,400	1,338,852
Becton Dickinson & Co. (a)	11,800	947,068

		3,505,320

Health Care Providers & Services - 0.7%
Medco Health Solutions, Inc. (a)(b)	12,000	540,000

Pharmaceuticals - 3.4%
Novartis AG (a)	18,133	954,694
Roche Holding AG (a)	5,690	890,724
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR) (a)	19,300	883,747

		2,729,165

		9,881,088

Industrials - 11.6%

Aerospace & Defense - 4.0%
BAE Systems PLC (a)	145,714	1,074,188
Honeywell International, Inc. (a)	10,100	419,655
Lockheed Martin Corp. (a)	9,700	1,063,799
United Technologies Corp. (a)	10,200	612,612

		3,170,254

Construction & Engineering - 0.4%
Fluor Corp. (a)	6,500	362,050

Electrical Equipment - 1.7%
ABB Ltd. (a)	12,645	245,040
Ametek, Inc. (a)	5,900	240,543

Cooper Industries Ltd.-Class A (a)	5,700	227,715
Emerson Electric Co. (a)	15,400	628,166

		1,341,464

Industrial Conglomerates - 1.6%
Siemens AG (a)	9,616	904,452
Smiths Group PLC (a)	20,599	373,528

		1,277,980

Machinery - 1.2%
Atlas Copco AB-Class A (a)	32,966	374,526
Danaher Corp. (a)	8,490	589,206

		963,732

Road & Rail - 1.4%
Norfolk Southern Corp. (a)	5,200	344,292
Union Pacific Corp. (a)	11,100	789,876

		1,134,168

Trading Companies & Distributors - 1.3%
Mitsubishi Corp. (a)	29,700	619,547
Mitsui & Co. Ltd. (a)	31,000	384,844

		1,004,391

		9,254,039

Consumer Staples - 10.7%

Beverages - 1.3%
Asahi Breweries Ltd. (a)	38,100	667,761
Carlsberg A/S-Class B (a)	5,554	423,456

		1,091,217

Food & Staples Retailing - 5.8%
Tesco PLC (a)	165,674	1,152,255
Wal-Mart de Mexico SAB de CV Series V (a)	220,674	772,808
Wal-Mart Stores, Inc. (a)	45,300	2,713,017
X 5 Retail Group NV (GDR) (a)(b)(c)	1,030	22,219

		4,660,299

Food Products - 2.9%
Bunge Ltd. (a)	10,200	644,436
Kellogg Co. (a)	11,100	622,710
Nestle SA (a)	24,323	1,051,180

		2,318,326

Tobacco - 0.7%
ITC Ltd. (a)	131,088	531,565

		8,601,407

Consumer Discretionary - 8.8%

Auto Components - 0.6%
Bridgestone Corp. (a)	15,200	287,759
Denso Corp. (a)	8,100	198,675

		486,434

Automobiles - 1.4%
Fiat SpA (a)	23,429	314,837

Honda Motor Co. Ltd. (a)	26,200	794,718

		1,109,555

Distributors - 0.6%
Li & Fung Ltd. (a)	204,000	499,198

Diversified Consumer Services - 0.8%
Apollo Group, Inc.-Class A (a)(b)	11,000	652,300

Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp. (a)	42,500	667,675

Leisure Equipment & Products - 0.2%
Nikon Corp. (a)	5,000	119,945

Media - 0.8%
The DIRECTV Group, Inc. (a)(b)	17,600	460,592
Eutelsat Communications (a)	3,898	103,688
SES Global SA (FDR) (a)	4,531	93,795

		658,075

Multiline Retail - 1.1%
Kohl’s Corp. (a)(b)	8,500	391,680
Lotte Shopping Co. Ltd. (a)	1,964	446,814

		838,494

Specialty Retail - 2.5%
Belle International Holdings Ltd. (a)	581,000	417,475
Lowe’s Cos, Inc. (a)	42,600	1,009,194
TJX Cos, Inc. (a)	18,700	570,724

		1,997,393

		7,029,069

Materials - 7.0%

Chemicals - 3.5%
Air Products & Chemicals, Inc. (a)	13,800	945,162
Monsanto Co. (a)	9,800	970,004
Potash Corp. of Saskatchewan (a)	7,000	924,070

		2,839,236

Metals & Mining - 3.5%
BHP Billiton PLC (a)	22,224	503,464
Cia Vale do Rio Doce-Class B (ADR) (a)	30,700	587,905
Rio Tinto PLC (a)	27,008	1,694,995

		2,786,364

		5,625,600

Utilities - 3.1%

Electric Utilities - 1.8%
E.ON AG (a)	19,924	1,011,929
FPL Group, Inc. (a)	8,200	412,460

		1,424,389

Independent Power Producers & Energy Traders - 1.3%
Iberdrola Renovables SA (a)(b)	99,028	432,701
International Power PLC (a)	92,091	595,889

		1,028,590

		2,452,979

Telecommunication Services - 1.6%

Diversified Telecommunication Services - 0.3%
Telefonica SA (a)	11,136	264,786

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L (ADR) (a)	4,300	199,348
Leap Wireless International, Inc. (a)(b)	4,200	160,020
NTT Docomo, Inc. (a)	163	260,914
Sprint Nextel Corp. (a)	40,200	245,220
Vodafone Group PLC (a)	69,704	153,936

		1,019,438

		1,284,224

Total Investments - 99.8%
(cost $91,688,031)		79,815,068
Other assets less liabilities - 0.2%		141,637

Net Assets - 100.0%		$79,956,705

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 1/15/09	3,622	$3,430,249	$3,413,712	$(16,537)
Euro settling 1/15/09	8,072	11,408,561	11,400,567	(7,994)
Great British Pound settling 1/15/09	2,668	4,759,445	4,753,628	(5,817)
Japanese Yen settling 1/15/09	292,578	2,807,851	2,791,580	(16,271)
Norwegian Krone settling 1/15/09	19,150	3,233,759	3,237,086	3,327
Swedish Krona settling 1/15/09	26,123	3,767,759	3,774,302	6,543
Sale Contracts:
Swiss Franc settling 1/15/09	5,199	4,680,832	4,665,851	14,981

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $79,815,068.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of this security amounted to $22,219 or 0.0% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

September 30, 2008 (unaudited)

Summary

56.4%	United States
9.0%	United Kingdom
7.9%	Switzerland
4.8%	Japan
3.5%	Germany
2.3%	Australia
2.3%	Canada
2.1%	Brazil
1.3%	Spain
1.2%	Mexico
1.1%	Norway
1.1%	India
1.1%	Israel
1.0%	France
4.9%	Other

100.0%	Total Investments

* All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Bermuda, China, Denmark, Hong Kong, Italy, Luxembourg, South Africa, South Korea, Sweden, Taiwan and Netherlands.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2008